Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements of Comprehensive Income
Net income	$ 5,937	$ 7,087	$ 2,218
Net change in net unrealized gains and losses on securities available for sale:
Unrealized gains (losses) arising during the period	(999)	907	(433)
Less: reclassification adjustment for gains included in net income	(73)		1
Net securities gain (loss) during the period	(1,072)	907	(432)
Tax effect	364	(308)	145
Other comprehensive income (loss)	(708)	599	(287)
Total comprehensive income	$ 5,229	$ 7,686	$ 1,931